Short-Term Bank Deposit (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Short-Term Bank Deposit [Abstract]
Deposit amount	$ 40,000
Interest rate	2.28%
Maturity date	Dec. 27, 2018